UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Becky L. Park

American Funds U.S. Government Money Market Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® U.S. Government Money Market Fund Semi-annual report for the six months ended March 31, 2023

Seeking to earn
income while
preserving capital
and maintaining
liquidity

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class F-2 and Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Returns shown at net asset value (NAV) have all distributions reinvested. For current information and month-end results, visit capitalgroup.com and americanfundsretirement.com.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023:

	1 year	5 years	10 years

Class F-2 shares	2.41%	1.13%	0.63%
Class A shares	2.35	1.13	0.64

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.36% for Class F-2 shares and 0.52% for Class A shares as of the prospectus dated December 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund may suspend 12b-1 payments under agreements between its principal underwriter and intermediaries and other entities that sell fund shares. To the extent such payments have been suspended for a certain share class, should payments subsequently commence, the fund’s investment results would be lower and expenses would be higher for that share class. Refer to the fund prospectus for additional information.

The fund’s annualized seven-day yield for Class F-2 shares as of April 30, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.52%. The fund’s annualized seven-day yield for Class A shares as of that date was 4.42%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds U.S. Government Money Market Fund for the period ended March 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/afaxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

5	Financial statements

7	Notes to financial statements

15	Financial highlights

Results at a glance

For periods ended March 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American Funds U.S. Government Money Market Fund (Class F-2 shares)	1.87%	2.41%	1.13%	0.63%	0.46%
American Funds U.S. Government Money Market Fund (Class A shares)	1.82	2.35	1.13	0.64	0.46
USTREAS T-Bill Auction Ave 3 Mon†	2.28	3.29	1.51	0.94	0.70

During the reporting period, the fund maintained a net asset value (NAV) of $1.00 per share.

*	Fund inception: May 1, 2009.
†	USTREAS T-Bill Auction Ave 3 Mon is an index that measures the performance of the average investment rate of U.S. Treasury bills (T-bills) with a three-month maturity. Three-month T-bills are short-term securities issued by the U.S. government that are generally considered to be risk-free. In calculating index results, Morningstar, the index provider, determines the arithmetic mean of the investment rates on all three-month T-bills issued during a given month as reported by the U.S. Treasury’s Bureau of the Public Debt. The investment rate is then converted into a price and a monthly return, assuming that the T-bill is held to maturity.

American Funds U.S. Government Money Market Fund	1

Investment portfolio March 31, 2023	unaudited

Percent of net assets
Short-term securities:
Repurchase agreements	46.23%
Federal agency bills & notes	37.08
U.S. Treasury bills	9.61
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.84
Other assets less liabilities	.24
100.00%

Short-term securities 92.92%		Principal amount (000)		Value (000)
Repurchase agreements 46.23%
Overnight repurchase agreements*		USD	12,900,000	$12,900,000

	Weighted average yield at acquisition
Federal agency bills & notes 37.08%
Discount bills & notes 28.84%
Federal Farm Credit Banks 4/12/2023	4.720%		85,000	84,901
Federal Home Loan Bank 4/3/2023	4.485		34,500	34,487
Federal Home Loan Bank 4/5/2023	4.508		530,600	530,464
Federal Home Loan Bank 4/6/2023	4.580		77,200	77,170
Federal Home Loan Bank 4/10/2023	4.621		253,900	253,671
Federal Home Loan Bank 4/11/2023	4.580		69,400	69,329
Federal Home Loan Bank 4/12/2023	4.574		513,000	512,405
Federal Home Loan Bank 4/13/2023	4.650		189,900	189,655
Federal Home Loan Bank 4/14/2023	4.580		90,245	90,117
Federal Home Loan Bank 4/17/2023	4.585		97,100	96,925
Federal Home Loan Bank 4/18/2023	4.760		37,600	37,527
Federal Home Loan Bank 4/19/2023	4.599		476,300	475,316
Federal Home Loan Bank 4/20/2023	4.760		132,000	131,710
Federal Home Loan Bank 4/21/2023	4.500		1,650	1,646
Federal Home Loan Bank 4/26/2023	4.674		171,400	170,889
Federal Home Loan Bank 4/28/2023	4.675		71,850	71,617
Federal Home Loan Bank 5/1/2023	4.730		303,050	301,952
Federal Home Loan Bank 5/2/2023	4.730		100,600	100,222
Federal Home Loan Bank 5/3/2023	4.695		584,100	581,832
Federal Home Loan Bank 5/5/2023	4.646		77,200	76,880
Federal Home Loan Bank 5/8/2023	4.740		301,500	300,133
Federal Home Loan Bank 5/10/2023	4.649		462,690	460,473
Federal Home Loan Bank 5/12/2023	4.733		100,000	99,494
Federal Home Loan Bank 5/16/2023	4.708		67,300	66,924
Federal Home Loan Bank 5/17/2023	4.670		3,400	3,381
Federal Home Loan Bank 5/22/2023	4.786		150,000	149,045
Federal Home Loan Bank 5/24/2023	4.727		606,000	601,984
Federal Home Loan Bank 5/25/2023	4.855		50,000	49,662
Federal Home Loan Bank 5/26/2023	4.735		657,700	653,164
Federal Home Loan Bank 5/31/2023	4.767		195,000	193,529
Federal Home Loan Bank 6/2/2023	4.751		140,000	138,908
Federal Home Loan Bank 6/5/2023	4.885		75,000	74,385
Federal Home Loan Bank 6/9/2023	4.894		122,600	121,531
Federal Home Loan Bank 6/12/2023	4.829		350,000	346,808
Federal Home Loan Bank 6/14/2023	4.742		51,900	51,413
Federal Home Loan Bank 6/21/2023	4.889		57,400	56,808
Federal Home Loan Bank 6/23/2023	4.780		101,200	100,130
Federal Home Loan Bank 6/30/2023	4.758		100,000	98,779
Federal Home Loan Bank 7/25/2023	4.960		100,000	98,520

2	American Funds U.S. Government Money Market Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 9/15/2023	4.990%	USD	100,000	$97,831
Freddie Mac 6/1/2023	4.696		225,000	223,274
Tennessee Valley Authority 4/5/2023	4.717		171,000	170,956
				8,045,847

	Coupon rate
Interest bearing bills & notes 8.24%
Federal Home Loan Bank (USD-SOFR + 0.05%) 4/4/2023[1]	4.870		200,000	200,000
Federal Home Loan Bank (USD-SOFR + 0.055%) 4/4/2023[1]	4.875		100,000	100,003
Federal Home Loan Bank (USD-SOFR + 0.04%) 4/5/2023[1]	4.860		200,000	199,999
Federal Home Loan Bank (USD-SOFR + 0.03%) 4/20/2023[1]	4.850		100,000	99,999
Federal Home Loan Bank (USD-SOFR + 0.02%) 4/21/2023[1]	4.840		250,000	249,991
Federal Home Loan Bank (USD-SOFR + 0.06%) 5/1/2023[1]	4.880		100,000	100,002
Federal Home Loan Bank (USD-SOFR + 0.04%) 5/4/2023[1]	4.860		50,000	50,000
Federal Home Loan Bank (USD-SOFR + 0.03%) 5/11/2023[1]	4.850		100,000	99,999
Federal Home Loan Bank (USD-SOFR + 0.045%) 5/23/2023[1]	4.865		100,000	100,002
Federal Home Loan Bank (USD-SOFR + 0.04%) 5/25/2023[1]	4.860		100,000	100,001
Federal Home Loan Bank (USD-SOFR + 0.04%) 6/6/2023[1]	4.860		100,000	100,002
Federal Home Loan Bank (USD-SOFR + 0.08%) 6/14/2023[1]	4.900		100,000	100,004
Federal Home Loan Bank (USD-SOFR + 0.10%) 6/22/2023[1]	4.920		100,000	100,004
Federal Home Loan Bank (USD-SOFR + 0.085%) 7/14/2023[1]	4.905		150,000	150,007
Federal Home Loan Bank (USD-SOFR + 0.05%) 7/27/2023[1]	4.870		50,000	50,002
Federal Home Loan Bank (USD-SOFR + 0.05%) 8/1/2023[1]	4.870		100,000	100,007
Federal Home Loan Bank (USD-SOFR + 0.07%) 8/22/2023[1]	4.890		100,000	100,006
Federal Home Loan Bank (USD-SOFR + 0.07%) 11/27/2023[1]	4.890		200,000	200,020
Federal Home Loan Bank (USD-SOFR + 0.07%) 11/30/2023[1]	4.890		100,000	100,010
				2,300,058

Total federal agency bills & notes				10,345,905

	Weighted average yield at acquisition
U.S. Treasury bills 9.61%
U.S. Treasury 4/4/2023	4.521		501,900	501,839
U.S. Treasury 4/6/2023	4.444		245,600	245,506
U.S. Treasury 4/11/2023	4.465		715,600	714,865
U.S. Treasury 4/13/2023	4.401		300,000	299,630
U.S. Treasury 4/18/2023	4.327		588,000	586,884
U.S. Treasury 4/25/2023	4.650		185,500	184,983
U.S. Treasury 5/25/2023	4.614		150,000	149,003
				2,682,710

Total short-term securities (cost: $25,924,910,000)				25,928,615

American Funds U.S. Government Money Market Fund	3

Bonds, notes & other debt instruments 6.84%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 6.84%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 4.765% 4/30/2023[1]	USD	645,500	$645,562
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.029%) 4.760% 7/31/2023[1]		450,000	449,774
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.037%) 4.768% 7/31/2024[1]		50,000	49,939
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 4.871% 10/31/2024[1]		462,400	462,251
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 4.931% 1/31/2025[1]		300,000	300,138

Total bonds, notes & other debt instruments (cost: $1,907,683,000)			1,907,664
Total investment securities 99.76% (cost: $27,832,593,000)			27,836,279
Other assets less liabilities 0.24%			65,890

Net assets 100.00%			$27,902,169

*	Repurchase agreements

							Repurchase
							agreement
					Collateral	Repurchase	proceeds
					received,	agreement,	to be
	Lending	Settlement	Maturity		at value	at value	received
Counterparty	rate	date	date	Collateralized by	(000)	(000)	(000)
Bank of Montreal	4.79%	3/31/2023	4/3/2023	U.S. Treasury 0.375%-3.50% 2024-2033	$255,000	$250,000	$250,100
BNP Paribas	4.80	3/31/2023	4/3/2023	U.S. Treasury 0%-7.50% 2023-2027	204,000	200,000	200,080
BofA Securities	4.79	3/31/2023	4/3/2023	U.S. Treasury 5.375%-6.75% 2023-2031	408,000	400,000	400,160
Canadian Imperial Bank of Commerce	4.81	3/31/2023	4/3/2023	U.S. Treasury 0.125%-4.00% 2024-2032	459,000	450,000	450,180
JPMorgan Securities	4.80	3/31/2023	4/3/2023	U.S. Treasury 4.125% 2027	408,000	400,000	400,160
Mizuho Securities	4.80	3/31/2023	4/3/2023	U.S. Treasury 0.125%-4.125% 2023-2032	153,000	150,000	150,060
New York Federal Reserve	4.80	3/31/2023	4/3/2023	U.S. Treasury 0.375%-4.375% 2023-2041	9,903,960	9,900,000	9,903,960
RBC Dominion Securities	4.80	3/31/2023	4/3/2023	U.S. Treasury 0.125%-2.625% 2023-2032	102,000	100,000	100,040
Societe Generale Bank	4.80	3/31/2023	4/3/2023	U.S. Treasury 2.75%-3.625% 2028-2030	459,000	450,000	450,180
TD Securities	4.80	3/31/2023	4/3/2023	U.S. Treasury 1.75%-3.625% 2023-2032	255,000	250,000	250,100
Wells Fargo Securities	4.79	3/31/2023	4/3/2023	U.S. Treasury 0.125%-3.875% 2023-2032	357,000	350,000	350,140
					$12,963,960	$12,900,000	$12,905,160

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviations

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

4	American Funds U.S. Government Money Market Fund

Financial statements

Statement of assets and liabilities at March 31, 2023	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $14,932,593)		$14,936,279
Repurchase agreements (cost: $12,900,000)		12,900,000
Cash		12,252
Receivables for:
Sales of fund’s shares	$134,549
Interest	29,784	164,333
		28,012,864
Liabilities:
Payables for:
Repurchases of fund’s shares	95,032
Dividends on fund’s shares	837
Investment advisory services	6,245
Services provided by related parties	7,840
Trustees’ deferred compensation	305
Other	436	110,695
Net assets at March 31, 2023		$27,902,169

Net assets consist of:
Capital paid in on shares of beneficial interest		$27,897,259
Total distributable earnings		4,910
Net assets at March 31, 2023		$27,902,169

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (27,896,791 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$17,786,617	17,783,191	$1.00
Class C	297,580	297,522	1.00
Class T	10	10	1.00
Class F-1	230,550	230,506	1.00
Class F-2	1,886,218	1,885,856	1.00
Class F-3	124,315	124,291	1.00
Class 529-A	2,441,922	2,441,451	1.00
Class 529-C	47,449	47,439	1.00
Class 529-E	98,345	98,326	1.00
Class 529-T	11	11	1.00
Class 529-F-1	10	10	1.00
Class 529-F-2	302,858	302,800	1.00
Class 529-F-3	10	10	1.00
Class ABLE-A	2,490	2,490	1.00
Class ABLE-F-2	216	216	1.00
Class R-1	44,365	44,357	1.00
Class R-2	872,348	872,179	1.00
Class R-2E	97,971	97,952	1.00
Class R-3	1,097,402	1,097,190	1.00
Class R-4	890,503	890,332	1.00
Class R-5E	203,618	203,579	1.00
Class R-5	227,248	227,204	1.00
Class R-6	1,250,113	1,249,869	1.00

Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	5

Financial statements (continued)

Statement of operations for the six months ended March 31, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$561,527
Fees and expenses*:
Investment advisory services	$36,486
Distribution services	18,028
Transfer agent services	10,369
Administrative services	4,109
529 and ABLE plan services	852
Reports to shareholders	174
Registration statement and prospectus	648
Trustees’ compensation	42
Auditing and legal	64
Custodian	31
Other	81
Total fees and expenses before waivers	70,884
Less waivers of fees and expenses:
ABLE plan services fee waivers	1
Total fees and expenses after waivers		70,883
Net investment income		490,644

Net realized gain and unrealized appreciation:
Net realized gain on investments		51
Net unrealized appreciation on investments		1,761
Net realized gain and unrealized appreciation		1,812

Net increase in net assets resulting from operations		$492,456

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	March 31, 2023*	September 30, 2022
Operations:
Net investment income	$490,644	$130,008
Net realized gain (loss)	51	(108)
Net unrealized appreciation	1,761	1,266
Net increase in net assets resulting from operations	492,456	131,166

Distributions paid or accrued to shareholders	(489,718)	(129,022)

Net capital share transactions	1,031,627	3,470,989

Total increase in net assets	1,034,365	3,473,133

Net assets:
Beginning of period	26,867,804	23,394,671
End of period	$27,902,169	$26,867,804

*	Unaudited.

Refer to the notes to financial statements.

6	American Funds U.S. Government Money Market Fund

Notes to financial statements	unaudited

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

American Funds U.S. Government Money Market Fund	7

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of March 31, 2023, all of the fund’s investment securities were classified as Level 2.

8	American Funds U.S. Government Money Market Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value at $1.00 per share. Given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund and should not be expected to do so at any time.

American Funds U.S. Government Money Market Fund	9

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,378
Capital loss carryforward*	(610)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$4,170
Gross unrealized depreciation on investments	(485)
Net unrealized appreciation on investments	3,685
Cost of investments	27,832,594

10	American Funds U.S. Government Money Market Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended		Year ended
Share class	March 31, 2023		September 30, 2022
Class A	$314,018		$85,627
Class C	5,652		1,653
Class T	—	†	—	†
Class F-1	4,117		1,041
Class F-2	34,637		9,112
Class F-3	2,634		564
Class 529-A	42,275		11,674
Class 529-C	843		258
Class 529-E	1,748		514
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	5,270		1,351
Class 529-F-3	—	†	—	†
Class ABLE-A	38		9
Class ABLE-F-2	3		1
Class R-1	796		212
Class R-2	11,862		1,523
Class R-2E	1,454		251
Class R-3	17,268		3,326
Class R-4	15,454		3,671
Class R-5E	3,653		866
Class R-5	4,279		1,239
Class R-6	23,717		6,130
Total	$489,718		$129,022

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2023, the investment advisory services fees were $36,486,000, which were equivalent to an annualized rate of 0.266% of average daily net assets.

American Funds U.S. Government Money Market Fund	11

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the six months ended March 31, 2023, Virginia529 waived 529 and ABLE plan service fees of $1,000 on Class ABLE shares. The waivers are reflected as ABLE plan services fee waivers in the fund’s statement of operations. As a result, the 529 and ABLE plan services fees of $852,000 were reduced to $851,000, both of which were equivalent to 0.061% of the average daily net assets of each 529 share class.

12	American Funds U.S. Government Money Market Fund

For the six months ended March 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 and ABLE plan services
Class A	$8,687	$5,610		$2,598		Not applicable
Class C	259	104		48		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	294	133		36		Not applicable
Class F-2	Not applicable	534		279		Not applicable
Class F-3	Not applicable	2		21		Not applicable
Class 529-A	1,179	736		356		$720
Class 529-C	39	15		7		15
Class 529-E	82	26		15		30
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	49		43		86
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class ABLE-A	1	—	*	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*	—	*
Class R-1	—	17		7		Not applicable
Class R-2	3,310	1,522		132		Not applicable
Class R-2E	292	101		15		Not applicable
Class R-3	2,757	835		165		Not applicable
Class R-4	1,128	457		135		Not applicable
Class R-5E	Not applicable	152		30		Not applicable
Class R-5	Not applicable	61		35		Not applicable
Class R-6	Not applicable	15		187		Not applicable
Total class-specific expenses	$18,028	$10,369		$4,109		$852

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $42,000 in the fund’s statement of operations reflects $35,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

American Funds U.S. Government Money Market Fund	13

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2023

Class A	$6,910,452	6,910,451	$310,675		310,672		$(6,329,768)	(6,329,767)	$891,359	891,356
Class C	106,953	106,953	5,583		5,583		(146,059)	(146,059)	(33,523)	(33,523)
Class T	—	—	—		—		—	—	—	—
Class F-1	60,356	60,356	4,065		4,065		(88,741)	(88,741)	(24,320)	(24,320)
Class F-2	811,643	811,643	34,093		34,093		(801,401)	(801,401)	44,335	44,335
Class F-3	248,183	248,184	2,613		2,613		(237,446)	(237,446)	13,350	13,351
Class 529-A	556,061	556,061	42,028		42,028		(511,577)	(511,577)	86,512	86,512
Class 529-C	16,772	16,772	836		836		(21,767)	(21,767)	(4,159)	(4,159)
Class 529-E	17,100	17,100	1,737		1,738		(22,742)	(22,742)	(3,905)	(3,904)
Class 529-T	—	—	—	†	1		—	—	— †	1
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	89,854	89,854	5,235		5,235		(70,731)	(70,731)	24,358	24,358
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,248	1,248	38		38		(593)	(593)	693	693
Class ABLE-F-2	146	145	3		3		(81)	(81)	68	67
Class R-1	10,320	10,320	792		793		(11,174)	(11,174)	(62)	(61)
Class R-2	253,589	253,589	11,714		11,715		(280,815)	(280,815)	(15,512)	(15,511)
Class R-2E	49,941	49,941	1,442		1,442		(46,542)	(46,542)	4,841	4,841
Class R-3	384,996	384,996	17,022		17,022		(421,239)	(421,239)	(19,221)	(19,221)
Class R-4	224,950	224,950	15,321		15,321		(284,151)	(284,151)	(43,880)	(43,880)
Class R-5E	153,537	153,538	3,597		3,597		(143,783)	(143,783)	13,351	13,352
Class R-5	44,141	44,141	4,228		4,227		(59,778)	(59,778)	(11,409)	(11,410)
Class R-6	870,733	870,733	23,343		23,343		(785,325)	(785,325)	108,751	108,751
Total net increase (decrease)	$10,810,975	10,810,975	$484,365		484,365		$(10,263,713)	(10,263,712)	$1,031,627	1,031,628

Year ended September 30, 2022

Class A	$13,603,883	13,603,883	$84,703		84,703		$(11,035,177)	(11,035,177)	$2,653,409	2,653,409
Class C	345,667	345,667	1,631		1,632		(240,115)	(240,116)	107,183	107,183
Class T	—	—	—		—		—	—	—	—
Class F-1	186,404	186,404	1,026		1,026		(156,929)	(156,928)	30,501	30,502
Class F-2	1,563,634	1,563,634	8,990		8,990		(1,296,520)	(1,296,520)	276,104	276,104
Class F-3	233,261	233,261	560		560		(269,567)	(269,567)	(35,746)	(35,746)
Class 529-A	1,153,553	1,153,553	11,548		11,548		(1,086,264)	(1,086,264)	78,837	78,837
Class 529-C	40,794	40,794	255		254		(46,370)	(46,370)	(5,321)	(5,322)
Class 529-E	44,507	44,507	509		509		(47,279)	(47,279)	(2,263)	(2,263)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	160,581	160,580	1,343		1,343		(125,351)	(125,351)	36,573	36,572
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,466	1,466	9		9		(809)	(809)	666	666
Class ABLE-F-2	145	145	1		1		(71)	(72)	75	74
Class R-1	31,319	31,319	209		209		(28,951)	(28,951)	2,577	2,577
Class R-2	598,328	598,328	1,508		1,508		(557,006)	(557,006)	42,830	42,830
Class R-2E	132,853	132,852	245		245		(124,477)	(124,477)	8,621	8,620
Class R-3	925,453	925,453	3,282		3,282		(871,776)	(871,776)	56,959	56,959
Class R-4	683,670	683,671	3,650		3,650		(647,338)	(647,338)	39,982	39,983
Class R-5E	272,942	272,942	852		852		(216,838)	(216,838)	56,956	56,956
Class R-5	192,987	192,987	1,228		1,228		(155,005)	(155,005)	39,210	39,210
Class R-6	1,301,879	1,301,880	6,088		6,088		(1,224,131)	(1,224,131)	83,836	83,837
Total net increase (decrease)	$21,473,326	21,473,326	$127,637		127,637		$(18,129,974)	(18,129,975)	$3,470,989	3,470,988

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

14	American Funds U.S. Government Money Market Fund

Financial highlights

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2023[4,5]	$1.00	$.02		$(.02)	$1.00	1.82%[6]		$17,787		.47%[7]		.47%[7]		3.63%[7]
9/30/2022	1.00	.01		(.01)	1.00	.52		16,894		.37		.24		.56
9/30/2021	1.00	—	[8]	—	1.00	.00		14,239		.37		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.61		15,623		.38		.28		.51
9/30/2019	1.00	.02		(.02)	1.00	1.96		10,718		.37		.37		1.94
9 /30/2018	1.00	.01		(.01)	1.00	1.19		10,770		.38		.38		1.18
Class C:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.79	[6]	298		.53	[7]	.53	[7]	3.54	[7]
9/30/2022	1.00	.01		(.01)	1.00	.52		331		.37		.25		.63
9/30/2021	1.00	—	[8]	—	1.00	.00		224		.37		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.62		319		.38		.27		.42
9/30/2019	1.00	.02		(.02)	1.00	1.93		175		.40		.40		1.92
9 /30/2018	1.00	.01		(.01)	1.00	1.16		152		.41		.41		1.13
Class T:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.88	[6,10]	—	[11]	.35	[7,10]	.35	[7,10]	3.74	[7,10]
9/30/2022	1.00	.01		(.01)	1.00	.51	[10]	—	[11]	.37	[10]	.22	[10]	.53	[10]
9/30/2021	1.00	—	[8]	—	1.00	.00	[10]	—	[11]	.37	[10]	.06	[10]	—	[9,10]
9/30/2020	1.00	.01		(.01)	1.00	.62	[10]	—	[11]	.38	[10]	.29	[10]	.62	[10]
9/30/2019	1.00	.02		(.02)	1.00	1.94	[10]	—	[11]	.39	[10]	.39	[10]	1.92	[10]
9/30/2018	1.00	.01		(.01)	1.00	1.18	[10]	—	[11]	.39	[10]	.39	[10]	1.17	[10]
Class F-1:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.72	[6]	231		.66	[7]	.66	[7]	3.41	[7]
9/30/2022	1.00	—	[8]	— [8]	1.00	.40		255		.65		.37		.44
9/30/2021	1.00	—	[8]	—	1.00	.00		224		.66		.07		—	[9]
9/30/2020	1.00	—	[8]	— [8]	1.00	.46		269		.66		.41		.37
9/30/2019	1.00	.02		(.02)	1.00	1.64		179		.69		.69		1.62
9/30/2018	1.00	.01		(.01)	1.00	.87		166		.70		.70		.88
Class F-2:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.87	[6]	1,886		.36	[7]	.36	[7]	3.73	[7]
9/30/2022	1.00	.01		(.01)	1.00	.52		1,842		.36		.23		.55
9/30/2021	1.00	—	[8]	—	1.00	.00		1,565		.36		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.62		1,492		.37		.28		.56
9/30/2019	1.00	.02		(.02)	1.00	1.95		1,226		.39		.39		1.93
9/30/2018	1.00	.01		(.01)	1.00	1.14		87		.43		.43		1.22
Class F-3:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.90	[6]	124		.31	[7]	.31	[7]	3.84	[7]
9/30/2022	1.00	.01		(.01)	1.00	.55		111		.31		.17		.51
9/30/2021	1.00	—	[8]	—	1.00	.00		147		.31		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.66		98		.31		.24		.59
9/30/2019	1.00	.02		(.02)	1.00	2.01		72		.32		.32		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.24		16		.34		.34		1.34
Class 529-A:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.79	[6]	2,442		.53	[7]	.53	[7]	3.57	[7]
9/30/2022	1.00	.01		— [8]	1.00	.49		2,355		.42		.26		.51
9/30/2021	1.00	—	[8]	—	1.00	.00		2,276		.43		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.58		2,456		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		1,755		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.10		1,440		.47		.47		1.11

Refer to the end of the table for footnotes.

American Funds U.S. Government Money Market Fund	15

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2023[4,5]	$1.00	$.02		$(.02)	$1.00	1.76%[6]		$47		.59%[7]		.59%[7]		3.48%[7]
9/30/2022	1.00	.01		— [8]	1.00	.49		52		.42		.25		.50
9/30/2021	1.00	—	[8]	—	1.00	.00		57		.43		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.58		85		.45		.35		.60
9/30/2019	1.00	.02		(.02)	1.00	1.87		171		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.09		155		.48		.48		1.03
Class 529-E:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.76	[6]	98		.58	[7]	.58	[7]	3.50	[7]
9/30/2022	1.00	.01		(.01)	1.00	.50		102		.41		.25		.51
9/30/2021	1.00	—	[8]	—	1.00	.00		105		.42		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.59		118		.43		.31		.51
9/30/2019	1.00	.02		(.02)	1.00	1.88		89		.45		.45		1.86
9/30/2018	1.00	.01		(.01)	1.00	1.10		75		.47		.47		1.11
Class 529-T:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.84	[6,10]	—	[11]	.43	[7,10]	.43	[7,10]	3.67	[7,10]
9/30/2022	1.00	—	[8]	— [8]	1.00	.49	[10]	—	[11]	.45	[10]	.27	[10]	.48	[10]
9/30/2021	1.00	—	[8]	—	1.00	.00	[10]	—	[11]	.45	[10]	.07	[10]	—	[9,10]
9/30/2020	1.00	.01		(.01)	1.00	.57	[10]	—	[11]	.46	[10]	.34	[10]	.57	[10]
9/30/2019	1.00	.02		(.02)	1.00	1.85	[10]	—	[11]	.48	[10]	.48	[10]	1.84	[10]
9/30/2018	1.00	.01		(.01)	1.00	1.11	[10]	—	[11]	.46	[10]	.46	[10]	1.10	[10]
Class 529-F-1:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.82	[6,10]	—	[11]	.47	[7,10]	.47	[7,10]	3.63	[7,10]
9/30/2022	1.00	—	[8]	— [8]	1.00	.47	[10]	—	[11]	.48	[10]	.27	[10]	.48	[10]
9/30/2021	1.00	—	[8]	—	1.00	.00	[10]	—	[11]	.40	[10]	.10	[10]	—	[9,10]
9/30/2020	1.00	.01		(.01)	1.00	.58		230		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		158		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.10		111		.47		.47		1.12
Class 529-F-2:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.85	[6]	303		.40	[7]	.40	[7]	3.70	[7]
9/30/2022	1.00	.01		— [8]	1.00	.49		278		.42		.26		.53
9/30/2021[4,12]	1.00	—	[8]	—	1.00	.00	[6]	242		.46	[7]	.06	[7]	—	[7,9]
Class 529-F-3:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.87	[6]	—	[11]	.37	[7]	.37	[7]	3.73	[7]
9/30/2022	1.00	.01		(.01)	1.00	.51		—	[11]	.37		.23		.52
9/30/2021[4,12]	1.00	—	[8]	—	1.00	.00	[6]	—	[11]	.44	[7]	.05	[7]	—	[7,9]
Class ABLE-A:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.84	[6]	3		.50	[7]	.44	[7]	3.72	[7]
9/30/2022	1.00	.01		(.01)	1.00	.52		2		.41		.24		.63
9/30/2021	1.00	—	[8]	—	1.00	.00		1		.42		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.62		1		.43		.27		.49
9/30/2019	1.00	.02		(.02)	1.00	1.95		—	[11]	.44		.38		1.94
9/30/2018[4,13]	1.00	—	[8]	— [8]	1.00	.34	[6]	—	[11]	.09	[6]	.09	[6]	.35	[6]

Refer to the end of the table for footnotes.

16	American Funds U.S. Government Money Market Fund

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class ABLE-F-2:
3/31/2023[4,5]	$1.00	$.02		$(.02)	$1.00	1.88%[6]		$—	[11]	.41%[7]		.34%[7]		3.80%[7]
9/30/2022	1.00	.01		(.01)	1.00	.52		—	[11]	.41		.24		.59
9/30/2021[4,12]	1.00	—	[8]	—	1.00	.00	[6]	—	[11]	.41	[7]	.06	[7]	—	[7,9]
Class R-1:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.86	[6]	44		.38	[7]	.38	[7]	3.71	[7]
9/30/2022	1.00	.01		(.01)	1.00	.51		44		.38		.23		.52
9/30/2021	1.00	—	[8]	—	1.00	.00		42		.38		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.60		44		.40		.30		.56
9/30/2019	1.00	.02		(.02)	1.00	1.90		37		.43		.43		1.89
9/30/2018	1.00	.01		(.01)	1.00	1.14		33		.43		.43		1.12
Class R-2:
3/31/2023[4,5]	1.00	.01		(.01)	1.00	1.35	[6]	872		1.40	[7]	1.40	[7]	2.69	[7]
9/30/2022	1.00	—	[8]	— [8]	1.00	.18		888		1.39		.58		.18
9/30/2021	1.00	—	[8]	—	1.00	.00		845		1.40		.07		—	[9]
9/30/2020	1.00	—	[8]	— [8]	1.00	.11		932		1.41		.74		.09
9/30/2019	1.00	.01		(.01)	1.00	.89		735		1.43		1.43		.89
9/30/2018	1.00	—	[8]	— [8]	1.00	.22		742		1.44		1.34		.22
Class R-2E:
3/31/2023[4,5]	1.00	.01		(.01)	1.00	1.50	[6]	98		1.11	[7]	1.11	[7]	3.00	[7]
9/30/2022	1.00	—	[8]	— [8]	1.00	.26		93		1.11		.51		.28
9/30/2021	1.00	—	[8]	—	1.00	.00		85		1.12		.06		—	[9]
9/30/2020	1.00	—	[8]	— [8]	1.00	.25		87		1.12		.58		.19
9/30/2019	1.00	.01		(.01)	1.00	1.19		46		1.15		1.15		1.20
9/30/2018	1.00	—	[8]	— [8]	1.00	.46		30		1.16		1.15		.46
Class R-3:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.57	[6]	1,097		.96	[7]	.96	[7]	3.14	[7]
9/30/2022	1.00	—	[8]	— [8]	1.00	.30		1,117		.95		.45		.31
9/30/2021	1.00	—	[8]	—	1.00	.00		1,060		.96		.07		—	[9]
9/30/2020	1.00	—	[8]	— [8]	1.00	.31		1,170		.96		.54		.27
9/30/2019	1.00	.01		(.01)	1.00	1.34		850		.98		.98		1.33
9/30/2018	1.00	.01		(.01)	1.00	.61		813		.99		.99		.57
Class R-4:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.72	[6]	891		.66	[7]	.66	[7]	3.43	[7]
9/30/2022	1.00	—	[8]	— [8]	1.00	.40		934		.65		.35		.41
9/30/2021	1.00	—	[8]	—	1.00	.00		894		.66		.07		—	[9]
9/30/2020	1.00	—	[8]	— [8]	1.00	.46		946		.66		.42		.41
9/30/2019	1.00	.02		(.02)	1.00	1.65		734		.68		.68		1.64
9/30/2018	1.00	.01		(.01)	1.00	.88		680		.69		.69		.86
Class R-5E:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.83	[6]	204		.46	[7]	.46	[7]	3.66	[7]
9/30/2022	1.00	.01		— [8]	1.00	.48		190		.45		.28		.55
9/30/2021	1.00	—	[8]	—	1.00	.00		133		.46		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.57		98		.46		.31		.44
9/30/2019	1.00	.02		(.02)	1.00	1.86		40		.47		.47		1.86
9/30/2018	1.00	.01		(.01)	1.00	1.09		13		.48		.48		1.22

Refer to the end of the table for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class R-5:
3/31/2023[4,5]	$1.00	$.02		$(.02)	$1.00	1.88%[6]		$227	.36%[7]		.36%[7]		3.73%[7]
9/30/2022	1.00	.01		(.01)	1.00	.52		239	.36		.23		.58
9/30/2021	1.00	—	[8]	—	1.00	.00		199	.36		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.63		242	.36		.27		.54
9/30/2019	1.00	.02		(.02)	1.00	1.95		182	.38		.38		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.18		192	.39		.39		1.16
Class R-6:
3/31/2023[4,5]	1.00	.02		(.02)	1.00	1.90	[6]	1,250	.31	[7]	.31	[7]	3.82	[7]
9/30/2022	1.00	.01		(.01)	1.00	.55		1,141	.31		.20		.57
9/30/2021	1.00	—	[8]	—	1.00	.00		1,057	.31		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.66		1,469	.32		.24		.54
9/30/2019	1.00	.02		(.02)	1.00	2.00		904	.33		.33		1.99
9/30/2018	1.00	.01		(.01)	1.00	1.23		765	.34		.34		1.24

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or Virginia 529. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates and reimbursed a portion of transfer agent service fees for certain share classes. In addition, during some of the years shown, Virginia529 waived ABLE plan services fees for existing Class ABLE shares.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[13]	Class ABLE-A shares began investment operations on July 13, 2018.

Refer to the notes to financial statements.

18	American Funds U.S. Government Money Market Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2022, through March 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds U.S. Government Money Market Fund	19

Expense example (continued)

	Beginning account value 10/1/2022	Ending account value 3/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,018.19	$2.36	.47%
Class A – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class C – actual return	1,000.00	1,017.85	2.67	.53
Class C – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class T – actual return	1,000.00	1,018.79	1.76	.35
Class T – assumed 5% return	1,000.00	1,023.19	1.77	.35
Class F-1 – actual return	1,000.00	1,017.23	3.32	.66
Class F-1 – assumed 5% return	1,000.00	1,021.64	3.33	.66
Class F-2 – actual return	1,000.00	1,018.74	1.81	.36
Class F-2 – assumed 5% return	1,000.00	1,023.14	1.82	.36
Class F-3 – actual return	1,000.00	1,019.01	1.56	.31
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.56	.31
Class 529-A – actual return	1,000.00	1,017.90	2.67	.53
Class 529-A – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-C – actual return	1,000.00	1,017.56	2.97	.59
Class 529-C – assumed 5% return	1,000.00	1,021.99	2.97	.59
Class 529-E – actual return	1,000.00	1,017.62	2.92	.58
Class 529-E – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class 529-T – actual return	1,000.00	1,018.39	2.16	.43
Class 529-T – assumed 5% return	1,000.00	1,022.79	2.17	.43
Class 529-F-1 – actual return	1,000.00	1,018.17	2.36	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class 529-F-2 – actual return	1,000.00	1,018.55	2.01	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.94	2.02	.40
Class 529-F-3 – actual return	1,000.00	1,018.69	1.86	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,023.09	1.87	.37
Class ABLE-A – actual return	1,000.00	1,018.36	2.21	.44
Class ABLE-A – assumed 5% return	1,000.00	1,022.74	2.22	.44
Class ABLE-F-2 – actual return	1,000.00	1,018.82	1.71	.34
Class ABLE-F-2 – assumed 5% return	1,000.00	1,023.24	1.72	.34
Class R-1 – actual return	1,000.00	1,018.63	1.91	.38
Class R-1 – assumed 5% return	1,000.00	1,023.04	1.92	.38
Class R-2 – actual return	1,000.00	1,013.49	7.03	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class R-2E – actual return	1,000.00	1,014.96	5.58	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-3 – actual return	1,000.00	1,015.73	4.82	.96
Class R-3 – assumed 5% return	1,000.00	1,020.14	4.84	.96
Class R-4 – actual return	1,000.00	1,017.25	3.32	.66
Class R-4 – assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-5E – actual return	1,000.00	1,018.26	2.31	.46
Class R-5E – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-5 – actual return	1,000.00	1,018.76	1.81	.36
Class R-5 – assumed 5% return	1,000.00	1,023.14	1.82	.36
Class R-6 – actual return	1,000.00	1,019.01	1.56	.31
Class R-6 – assumed 5% return	1,000.00	1,023.39	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

20	American Funds U.S. Government Money Market Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds U.S. Government Money Market Fund	21

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

22	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	23

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American Funds U.S. Government Money Market Fund	25

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American Funds U.S. Government Money Market Fund	27

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds U.S. Government Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: May 31, 2023